Net interest income (Tables)	6 Months Ended
Jun. 30, 2023
Net interest income
Schedule of net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2023	2023	2022	2023	2022	2022
Interest income
Loans to credit institutions	315	261	73	576	111	506
Loans to the public	2,180	1,954	1,082	4,134	2,066	5,106
Loans in the form of interest-bearing securities	606	514	207	1,119	403	1,114
Interest-bearing securities excluding loans in the form of interest-bearing securities	701	597	40	1,299	52	535
Derivatives	847	648	-475	1,495	-1,081	-797
Administrative remuneration CIRR-system	66	61	58	127	114	237
Other assets	9	8	9	17	14	28
Total interest income[1]	4,724	4,043	994	8,767	1,679	6,729

Interest expenses
Interest expenses	-3,939	-3,349	-443	-7,288	-591	-4,353
Resolution fee	-24	-24	-19	-47	-44	-88
Risk tax	-37	-37	-27	-75	-54	-109
Total interest expenses	-4,000	-3,410	-489	-7,410	-689	-4,550
Net interest income	724	633	505	1,357	990	2,179

1	Interest income calculated using the effective interest method amounted to Skr 6,111 million during January-June 2023 (1H22: Skr 2,366 million).